Commitments and Contingencies (Lease Commitments) (Narrative) (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Rental expense		$ 113	$ 104	$ 99
Corporate office | Agreement with Lessor to Construct and Lease Corporate Office Property
Loss Contingencies [Line Items]
Requested cash draws from lessor to fund project costs		139
Required percentage payment of funded amount under certain events of default	89.90%
Required percentage payment for specific full recourse events	100.00%
Lease term	5 years
Extension term of lease	5 years
Required percentage payment to lessor for difference between project costs and sales proceeds	87.00%
Virginia Electric and Power Company
Loss Contingencies [Line Items]
Rental expense		57	52	51
Dominion Gas Holdings, LLC
Loss Contingencies [Line Items]
Rental expense		$ 34	$ 37	$ 37
Lessor | Corporate office | Agreement with Lessor to Construct and Lease Corporate Office Property
Loss Contingencies [Line Items]
Amount of financing commitments to fund estimated project costs	$ 365